Contingent liabilities and legal proceedings - Legal proceedings (Details) € in Millions, £ in Millions, ₨ in Billions	1 Months Ended			12 Months Ended
	Oct. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 GBP (£)	Sep. 29, 2017 INR (₨)	Feb. 12, 2016 INR (₨)	Jan. 03, 2013 INR (₨)
Anti-competitive retention of customers allegations by Telecom Italia | Vodafone Italy
Contingent liabilities and legal proceedings - Conti
Amount of damages sought		€ 500
Dominant position and wrongful termination of franchise arrangement by Papistas, Greece | Vodafone Greece
Contingent liabilities and legal proceedings - Conti
Amount of damages sought	€ 330
Vodafone International Holdings BV (VIHBV) Indian withholding tax case | Vodafone International Holdings BV
Contingent liabilities and legal proceedings - Conti
Tax demand including interest | ₨								₨ 142.0
Tax demand excluding interest | ₨							₨ 221.0
Tax demand including interest and penalties | ₨						₨ 190.7
Vodafone India Service Provider Limited (VISPL) Indian tax cases | Vodafone India Service Provider Limited (VISPL)
Contingent liabilities and legal proceedings - Conti
Amount of damages sought				€ 500
Percentage of penalty				300.00%	300.00%
Vodafone International Holdings BV (VIHBV) transfer pricing margin on HTIL tax case | Vodafone India Service Provider Limited (VISPL)
Contingent liabilities and legal proceedings - Conti
Tax liability				€ 254
Interest payable				€ 614
Deposit amount with tax authorities | £					£ 20
Phones4U vs Vodafone Limited, Vodafone PLC and Others case
Contingent liabilities and legal proceedings - Conti
Approximate of value of business for which damages are expected to be sought | £			£ 1,000